DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($)		9 Months Ended	12 Months Ended	24 Months Ended
	Sep. 09, 2020	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of warrants				$ 12,700,197
Transaction Costs		$ 18,847,894
Cash underwriting fee		6,684,314
Deferred underwriting commissions		11,697,550	$ 11,697,550	11,697,550
Other offering cost		$ 466,030
Percentage of aggregate fair market value of assets		80.00%	80.00%
Ownership interest to be acquired on post-transaction company		50.00%	50.00%
Per share value of residual assets in trust account		$ 10.00	$ 10.00
Minimum net tangible assets upon consummation of business combination		$ 5,000,001	$ 5,000,001
Maximum percentage of shares that can be redeemed without prior consent of the Company		15.00%	15.00%
Percentage of shares of stock the Company is obligated to redeem without consummating a business combination		100.00%	100.00%
Threshold trading days to redeem the shares		10 days	10 years
Interest to pay dissolution expenses		$ 100,000	$ 100,000
Cash		384,522	479,694	479,694	$ 2,245,798
Working capital		$ 4,278,182	3,279,558	3,279,558
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	33,421,570
Share price	$ 10.00
Proceeds from issuance of shares	$ 334,215,700
Cash underwriting fee			6,684,314
Deferred underwriting commissions			11,697,550	$ 11,697,550
Other offering cost			$ 466,030
Maturity term of U.S. government securities	185 days
Over Allotment [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	3,421,570		3,421,570
Private Placement
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase the shares issued (in shares)	9,700,000
Price of warrants	$ 1.00
Proceeds from issuance of warrants	$ 9,700,000